Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

NOTE 6 -	LEASES

In August 2019, the Company entered into an office space lease agreement. The lease term is for 36 months beginning on August 20, 2019 and ending on August 20, 2022, with an option to extend for an additional 36 months. Monthly rent payments including utilities amounting to approximately USD 14 (NIS 45,000) per month.

In addition, The Company entered into a three-year cancelable operating lease agreement for cars.

Approximate future minimum remaining rental payments due under these leases are as follows:

Year Ending:
2022	$175
2023	$184
2024	$184
2025	$123

These leases generally have terms which range from 1 year to 6 years, and often include one or more options to renew. These renewal terms can extend the lease term from 1 year to 6 years, and are included in the lease term when it is reasonably certain that the Company will exercise the option. These operating leases are included in “Right of use asset” on the Company’s December 31, 2021 consolidated balance sheets, and represent the Company’s right to use the underlying asset for the lease term. The Company’s obligations to make lease payments are included in the current liabilities as “Operating lease liability” and in the non-current liabilities as “Operating lease liability - long term” on the Company’s December 31, 2021 consolidated balance sheets. As of December 31, 2021, right-of-use of asset was $776. operating lease liabilities were $138 and non current Operating lease liabilities were $473. Right-of-use asset includes the capitalization of improvements (net of amortization) amounting to $164.

Because the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

The interest rate used to discount future lease payment was 8.69%.

Maturities of lease liabilities as of December 31, 2021 were as follows:

Year Ending:
2022	$180
2023	$191
2024	$191
2025	$127
Thereafter	$689
Less imputed interest:	$(78)
Total lease liabilities	$611

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)